Investment in Premium Nickel Resources Inc. (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Schedule of Investment

Details of the Company’s investment at December 31, 2020 is as follows:

Investment
Balance, December 31, 2018 and 2019	-
Reallocation of advance	24
Investment	154
Share of loss of Premium Nickel	(130)

Total	48